Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2026-05-26 - USD ($)	12 Months Ended
	Mar. 31, 2026	Jul. 13, 2026
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	May 26, 2026
Aggregate Erroneous Compensation Amount	$ 49,949
Erroneous Compensation Analysis [Text Block]
Recoupment Analysis

Three of the Company’s executive officers at the time received incentive-based compensation during the 2024 and 2025 fiscal years that was based on misstated financial statements that were subsequently corrected in the 2026 Form 10-K. Such incentive-based compensation was comprised of the 2024 Annual Cash Incentive Awards, the 2025 Annual Cash Incentive Awards, the 2022-2024 Long-Term Cash Incentive Awards, and the 2023-2025 Long-Term Cash Incentive Awards.

As relates to the 2024 fiscal year analysis, the Compensation Committee determined that none of the underlying financial performance metrics used to determine the 2024 Annual Cash Incentive Awards and the 2022-2024 Long-Term Cash Incentive Awards were overstated, and, as a result, did not result in erroneously awarded compensation. On the contrary, the executive officers were underpaid with respect to the 2024 Annual Cash Incentive Awards and the 2022-2024 Long-Term Cash Incentive Awards in an aggregate amount of $24,962, as a result of the understatements in the 2024 fiscal year.

As relates to the 2025 fiscal year analysis, the financial performance metrics used to determine payouts under the 2025 Annual Cash Incentive Awards were consolidated net sales (20%), financing segment operating income (20%), earnings before taxes (30%), and services gross profit (30%). With respect to each performance metric, the Compensation Committee determined:

•
Consolidated net sales was overstated by $9,399 in the prior misstated financial statements, changing the overall payout of this metric in the 2025 Annual Cash Incentive Awards from 85.0% to 84.6% of target.

•	Financing segment operating income was not affected by the corrections in the financial statements.
•
Earnings before taxes was overstated by $4,684 in the prior misstated financial statements, changing the overall payout of this metric in the 2025 Annual Cash Incentive Awards from 84.8% to 82.3% of target.

•	Services gross profit was not affected by the corrections in the financial statements.

The financial performance metrics used to determine payouts under the 2023-2025 Long-Term Cash Incentive Awards were consolidated net sales (50%) and consolidated operating income (50%). With respect to each performance metric, the Compensation Committee determined:

•
Consolidated net sales was overstated by $9,399 in the prior misstated financial statements, changing the overall payout of this metric in the 2023-2025 Long-Term Cash Incentive Awards from 92.6% to 92.2% of target.

•
Consolidated operating income was overstated by $4,684 in the prior misstated financial statements, changing the overall payout of this metric in the 2023-2025 Long-Term Cash Incentive Awards from 84.8% to 83.6% of target.

As a consequence of the fiscal year 2025 overstatements listed above, payouts to the executive officers pursuant to the 2025 Annual Cash Incentive Awards and the 2023-2025 Long-Term Cash Incentive Awards were determined by the Compensation Committee to be $3,343,118, rather than $3,393,067, in the aggregate, resulting in erroneously awarded compensation of an aggregate $49,949 across the three impacted executive officers.

Payment and Recovery

The erroneously awarded compensation pursuant to the 2025 Annual Cash Incentive Awards and the 2023-2025 Long-Term Cash Incentive Awards were paid to the executive officers in cash, net of tax withholding, in June 2025. The aggregate amount of erroneously awarded compensation that remained outstanding at the end of fiscal 2026 was $49,949 (as the correction to financial statements had not yet been discovered and the amount of erroneously awarded compensation had not been determined), and $0 was outstanding as of the date of this proxy statement. Please see the Summary Compensation Table, which reflects the Company’s recovery of the erroneously awarded compensation in the compensation reported for 2025.

Outstanding Aggregate Erroneous Compensation Amount	$ 49,949	$ 0